Stock Option and Incentive Plan (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended									12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014	May 15, 2012 Two Thousand Twelve Stock Option and Incentive Plan [Member] Y	Jan. 28, 2013 MYLTIP 2013 [Member] Y indices	Jan. 28, 2013 Target [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 Minimum [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 Maximum [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 Threshold [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 High [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 Exceptional [Member] MYLTIP 2013 [Member]	Apr. 02, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2013 Executive Vice President [Member]	Jan. 28, 2013 Cohen & Steers Realty Majors Portfolio Index [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 NAREIT Office Index adjusted [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 MYLTIP Vesting 2016 [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 MYLTIP Vesting 2017 [Member] MYLTIP 2013 [Member]	Jan. 28, 2013 MYLTIP Vesting 2018 [Member] MYLTIP 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 43,900,000	$ 28,300,000	$ 28,300,000											$ 21,500,000	$ 2,700,000
Compensation Expense associated with Transition Agreement														13,800,000
TRS measurement (in years)						3
Vesting Percentage																		25.00%	25.00%	50.00%
Vesting Date																		Feb. 04, 2016	Feb. 04, 2017	Feb. 04, 2018
Distributions percent before measurement date						10.00%
Number of Additional Shares Authorized					13,000,000
Other Than Stock Options Awards Conversion Ratio					2.32
Stock Option Awards Conversion Ratio					1.0
Stock Option and Incentive Plan Term Period					10
Weighted Percentage of Index Used to Compare to TRS																50.00%	50.00%
Potential Awards Earned								0	30,700,000
Indices Used to Compare TRS						2
Number of Tiers						4
Amount of Each Tier							$ 10,200,000			$ 5,100,000	$ 20,500,000	$ 30,700,000
Percentage of annualized TRS for Reduction of Earned Awards						2.00%
Percentage to Cause Some Awards to be Earned Even if on a Relative Basis it Would Not Result in any Earned Awards						10.00%
LTIP units issued (in shares)				109,718									24,231